UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                -----------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        SC-BVI Partners
             --------------------
Address:     747 Third Avenue
             --------------------
             27th Floor
             --------------------
             New York, NY  10017
             --------------------

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Neil H. Koffler
             ----------------------------------
Title:       Vice President of Managing Partner
             ----------------------------------
Phone:       (212)888-9100
             ----------------------------------

Signature, Place, and Date of Signing:

  /s/ Neil H. Koffler          New York, NY          February 14, 2006
  --------------------       ----------------       -------------------
      [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
                                                  -------------

Form 13F Information Table Entry Total:                     89
                                                  -------------

Form 13F Information Table Value Total:           $     46,817
                                                  -------------
                                                  (thousands)

List of Other Included Managers:   NONE

                                 SC-BVI Partners
                                    FORM 13F
                       FOR QUARTER ENDED December 31, 2005

                                                                                                                    ITEM 5:
                                          ITEM 2:                             ITEM 3:            ITEM 4:          Shares or
          ITEM 1:                         Title of                            Cusip               Fair            Principal
      Name of Issuer                       Class                              Number          Market Value          Amount
------------------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                  Common                            01407F103            250,217          47,300 SH
Andiana Minerals Inc                      Common                            034219105              1,160           2,365 SH
Anworth Mortgage Asset Corp               Common                            037347101            156,950          21,500 SH
Arawak Energy                             Common                            038743100             47,280          33,110 SH
Arizona Star Resources Corp               Common                            04059G106          2,081,271         365,480 SH
Atlantic Express Transportation Corp.     Common                            04853E117            297,222           3,010 Warrant
Auspex System Inc                         Common                            052116100              2,911         159,960 SH
Austral Pacific Energy Ltd                Common                            052526100             66,581          43,000 SH
Austral Pacific Energy Ltd                Common                            052526100                 77          21,500 Warrant
Bel Fuse Inc                              Common - Class A                  077347201            551,310          21,620 SH
Berkeley Technology Ltd.                  Sponsored ADR                     08437M107            155,305         221,864 SH
C1 Energy Ltd                             Common                            12617Y105          1,223,443         729,360 SH
Cadus Pharmaceutical Corp                 Common                            127639102            464,750         290,469 SH
Candax Energy Inc                         Common                            13740F104             47,013          66,650 SH
Canyon Resources Corp.                    Common                            138869300            148,502         210,928 SH
Canyon Resources Corp.                    Common                            138869300                  0          75,000 Warrant
Centrex Inc.                              Common                            15640E103                 38             537 SH
CGX Energy Inc                            Common                            125405100             64,620         143,600 SH
Chaus Bernard                             Common                            162510200            252,653         265,950 SH
Chief Consolidated Mining Co.             Common                            168628105             23,518         235,180 SH
Cinch Energy                              Common                            17185X108          1,072,688         430,000 SH
Claude Resources Inc                      Common                            182873109          1,064,707       1,076,280 SH
Comsys IT Partners Inc.                   Common                            20581E104            434,606          39,331 SH
Concord Camera Corp                       Common                            206156101            383,800         322,521 SH
Constellation Copper Corp.                Common                            21036T209              2,150         137,500 Warrant
Courtside Acquistion                      Common                            22274N102            890,960         172,000 SH
Crystallex Inc                            Common                            22942F101          1,161,000         537,500 SH
Defiant Resources Corp                    Common                            24477C107            774,846         225,754 SH
Del Glbl Technologies Corp.               Common                            245073101            245,921          75,668 SH
Dundee Precious Metals Inc                Common                            265269209          1,115,252         129,003 SH
Dynatec Corp.                             Common                            267934107            849,071         815,740 SH
Empire Energy Corp.                       Common                            291648103              1,266          11,718 SH
Endocare Inc.                             Common                            26264P104          2,032,395         741,750 SH
ESG Re Ltd.                               Common                           000G312151           180,206         720,822 SH
European Goldfields Ltd                   Common                            298774100          1,036,154         535,346 SH
Fortress America Acq                      Common                            34957J100            923,812         176,300 SH
Gabriel Resources                         Common                            361970106            577,772         236,500 SH
Grand Banks Energy Corp                   Common                            38522T105                369             260 SH
Heico Corp                                Common - Class A                  422806208          1,622,311          79,060 SH
Highview Resources Ltd                    Common                            43123G106             84,806         588,020 SH
Highview Resources Ltd                    Common                            43123G106              4,099         201,560 Warrant
Industrias Bachoco                        Sponsored ADR                     456463108          1,151,261          59,039 SH
Innova Exploration Ltd                    Common                            457683100            125,763          21,500 SH
Juina Mining Corp                         Common                            48131Q202              1,720         215,000 SH
Juniper Partners Acq                      Class W Warrant                   48203X119              9,181          23,540 Warrant
Juniper Partners Acq                      Class Z Warrant                   48203X127              8,945          23,540 Warrant
Juniper Partners Acq                      Common                            48203X200            232,104          47,080 SH
KBL Healthcare Acquisition                Common                            48241R108            337,658          64,500 SH
Kick Energy                               Common                            49374P109             27,985           4,550 SH
Liberty Homes Inc.                        Common - Class A                  530582204            122,980          18,920 SH
Liberty Homes Inc.                        Common - Class B                  530582303             47,300           8,600 SH
Loon Energy Inc                           Common                            543921100            412,019         977,495 SH
M & F Worldwide Corp                      Common                            552541104          2,607,038         159,745 SH
MAIR Holdings Inc                         Common                            560635104          1,449,795         307,812 SH
MDU Communication Int'l Inc               Common                            582828109                262           8,600 Warrant
MDU Communication Int'l Inc               Common                            582828109          1,763,559       1,199,700 SH
Mediterranean Minerals Corp               Common                            58501P106              3,524          15,458 SH
Metallica Resources Inc                   Common                            59125J104            198,817         107,500 SH
Molex Inc                                 Common - Class A                  608554200            949,666          38,620 SH
Mutual Risk Mgmt Ltd.                     Common                            628351108             39,314       1,310,468 SH
Next Inc.                                 Common                            65336T104             83,764         104,705 SH
Oakmont Acquisition Corp                  Common                            68831P106            897,840         172,000 SH
Oakwood Homes                             Common                            674098207                550          22,016 SH
Pacific NorthWest Capital Corp.           Common                            694916107             36,897         142,975 SH

Petrofalcon Corp                          Common                            716474101          1,601,349         990,196 SH
Pricesmart Inc.                           Common Stock Purchase Rights      741511117             12,839          31,314 Rights
SCPIE Holdings Inc                        Common                            78402P104          3,700,382         177,903 SH
Services Acquisition Corp                 Common                            817628100          1,343,213         188,125 SH
Silk Road Resources                       Common                            827101106             41,428          68,800 SH
Simon Worldwide Inc.                      Common                            828815100             28,380         129,000 SH
St. Andrews Goldfields Lts.               Common                            787188408                114         537,500 Warrant
Starrett Co                               Common - Class A                  855668109              6,527             420 SH
Stone & Webster                           Common                            861572105             10,383          51,913 SH
Streettracks Gold Trust                   Common                            863307104          1,885,249          36,550 SH
TAC Acquisition Corp                      Common                            873392104          2,281,803         423,340 SH
TAC Acquisition Corp                      Common                            873392112             44,083         107,520 Warrant
Tag Oil Ltd                               Common                            87377N101             65,915         129,000 SH
Tahera Ltd.                               Common                            873787105             20,930          55,470 Warrant
Tengasco Inc                              Common                            88033R205          1,163,628       2,909,070 SH
Terra Nova Acquisition Corp               Common                            88101E102            163,830          32,250 SH
Terra Nova Gold Corp                      Common                            88100T100              1,010          18,060 SH
Transworld Corp                           Common                            89336R207            455,292         252,940 SH
Truestar Petroleum Corp                   Common                            897867107             59,931         188,297 SH
Tusk Energy Corp                          Common                            900891102          1,403,742         322,500 SH
Tusk Energy Corp                          Common                            900891102             93,583          21,500 Warrant
Verenex Energy                            Common                            923401103            118,708          42,990 SH
Waveform Energy  Ltd                      Common - Class A                  94353V107             48,182          20,900 SH
West Energy Ltd                           Common                            952696102          1,339,288         194,130 SH
White Fire Energy Ltd                     Common                            963804109            125,943          54,226 SH

                                                                                             46,816,682

                             ** TABLE CONTINUED **

                                 SC-BVI Partners
                                    FORM 13F
                       FOR QUARTER ENDED December 31, 2005

                                                           ITEM 6:                                            ITEM 8:
                                                    INVESTMENT DISCRETION                             VOTING AUTHORITY SHARES
                                                        (b) Shares                  ITEM 7:
          ITEM 1:                                       as Defined   (c) Shared    Managers
      Name of Issuer                        (a) Sole    in Instr. V      Other    See Instr. V    (a) Sole   (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                      47,300       --              --         --            47,300       --         --
Andiana Minerals Inc                           2,365       --              --         --             2,365       --         --
Anworth Mortgage Asset Corp                   21,500       --              --         --            21,500       --         --
Arawak Energy                                 33,110       --              --         --            33,110       --         --
Arizona Star Resources Corp                  365,480       --              --         --           365,480       --         --
Atlantic Express Transportation Corp.          3,010       --              --         --             3,010       --         --
Auspex System Inc                            159,960       --              --         --           159,960       --         --
Austral Pacific Energy Ltd                    43,000       --              --         --            43,000       --         --
Austral Pacific Energy Ltd                    21,500       --              --         --            21,500       --         --
Bel Fuse Inc                                  21,620       --              --         --            21,620       --         --
Berkeley Technology Ltd.                     221,864       --              --         --           221,864       --         --
C1 Energy Ltd                                729,360       --              --         --           729,360       --         --
Cadus Pharmaceutical Corp                    290,469       --              --         --           290,469       --         --
Candax Energy Inc                             66,650       --              --         --            66,650       --         --
Canyon Resources Corp.                       210,928       --              --         --           210,928       --         --
Canyon Resources Corp.                        75,000       --              --         --            75,000       --         --
Centrex Inc.                                     537       --              --         --               537       --         --
CGX Energy Inc                               143,600       --              --         --           143,600       --         --
Chaus Bernard                                265,950       --              --         --           265,950       --         --
Chief Consolidated Mining Co.                235,180       --              --         --           235,180       --         --
Cinch Energy                                 430,000       --              --         --           430,000       --         --
Claude Resources Inc                       1,076,280       --              --         --         1,076,280       --         --
Comsys IT Partners Inc.                       39,331       --              --         --            39,331       --         --
Concord Camera Corp                          322,521       --              --         --           322,521       --         --
Constellation Copper Corp.                   137,500       --              --         --           137,500       --         --
Courtside Acquistion                         172,000       --              --         --           172,000       --         --
Crystallex Inc                               537,500       --              --         --           537,500       --         --
Defiant Resources Corp                       225,754       --              --         --           225,754       --         --
Del Glbl Technologies Corp.                   75,668       --              --         --            75,668       --         --
Dundee Precious Metals Inc                   129,003       --              --         --           129,003       --         --
Dynatec Corp.                                815,740       --              --         --           815,740       --         --
Empire Energy Corp.                           11,718       --              --         --            11,718       --         --
Endocare Inc.                                741,750       --              --         --           741,750       --         --
ESG Re Ltd.                                  720,822       --              --         --           720,822       --         --
European Goldfields Ltd                      535,346       --              --         --           535,346       --         --
Fortress America Acq                         176,300       --              --         --           176,300       --         --
Gabriel Resources                            236,500       --              --         --           236,500       --         --
Grand Banks Energy Corp                          260       --              --         --               260       --         --
Heico Corp                                    79,060       --              --         --            79,060       --         --
Highview Resources Ltd                       588,020       --              --         --           588,020       --         --
Highview Resources Ltd                       201,560       --              --         --           201,560       --         --
Industrias Bachoco                            59,039       --              --         --            59,039       --         --
Innova Exploration Ltd                        21,500       --              --         --            21,500       --         --
Juina Mining Corp                            215,000       --              --         --           215,000       --         --
Juniper Partners Acq                          23,540       --              --         --            23,540       --         --
Juniper Partners Acq                          23,540       --              --         --            23,540       --         --
Juniper Partners Acq                          47,080       --              --         --            47,080       --         --
KBL Healthcare Acquisition                    64,500       --              --         --            64,500       --         --
Kick Energy                                    4,550       --              --         --             4,550       --         --
Liberty Homes Inc.                            18,920       --              --         --            18,920       --         --
Liberty Homes Inc.                             8,600       --              --         --             8,600       --         --
Loon Energy Inc                              977,495       --              --         --           977,495       --         --
M & F Worldwide Corp                         159,745       --              --         --           159,745       --         --
MAIR Holdings Inc                            307,812       --              --         --           307,812       --         --
MDU Communication Int'l Inc                    8,600       --              --         --             8,600       --         --
MDU Communication Int'l Inc                1,199,700       --              --         --         1,199,700       --         --
Mediterranean Minerals Corp                   15,458       --              --         --            15,458       --         --
Metallica Resources Inc                      107,500       --              --         --           107,500       --         --
Molex Inc                                     38,620       --              --         --            38,620       --         --
Mutual Risk Mgmt Ltd.                      1,310,468       --              --         --         1,310,468       --         --
Next Inc.                                    104,705       --              --         --           104,705       --         --
Oakmont Acquisition Corp                     172,000       --              --         --           172,000       --         --
Oakwood Homes                                 22,016       --              --         --            22,016       --         --
Pacific NorthWest Capital Corp.              142,975       --              --         --           142,975       --         --

Petrofalcon Corp                             990,196       --              --         --           990,196       --         --
Pricesmart Inc.                               31,314       --              --         --            31,314       --         --
SCPIE Holdings Inc                           177,903       --              --         --           177,903       --         --
Services Acquisition Corp                    188,125       --              --         --           188,125       --         --
Silk Road Resources                           68,800       --              --         --            68,800       --         --
Simon Worldwide Inc.                         129,000       --              --         --           129,000       --         --
St. Andrews Goldfields Lts.                  537,500       --              --         --           537,500       --         --
Starrett Co                                      420       --              --         --               420       --         --
Stone & Webster                               51,913       --              --         --            51,913       --         --
Streettracks Gold Trust                       36,550       --              --         --            36,550       --         --
TAC Acquisition Corp                         423,340       --              --         --           423,340       --         --
TAC Acquisition Corp                         107,520       --              --         --           107,520       --         --
Tag Oil Ltd                                  129,000       --              --         --           129,000       --         --
Tahera Ltd.                                   55,470       --              --         --            55,470       --         --
Tengasco Inc                               2,909,070       --              --         --         2,909,070       --         --
Terra Nova Acquisition Corp                   32,250       --              --         --            32,250       --         --
Terra Nova Gold Corp                          18,060       --              --         --            18,060       --         --
Transworld Corp                              252,940       --              --         --           252,940       --         --
Truestar Petroleum Corp                      188,297       --              --         --           188,297       --         --
Tusk Energy Corp                             322,500       --              --         --           322,500       --         --
Tusk Energy Corp                              21,500       --              --         --            21,500       --         --
Verenex Energy                                42,990       --              --         --            42,990       --         --
Waveform Energy  Ltd                          20,900       --              --         --            20,900       --         --
West Energy Ltd                              194,130       --              --         --           194,130       --         --
White Fire Energy Ltd                         54,226       --              --         --            54,226       --         --

                              ** TABLE COMPLETE **